Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying condensed consolidated balance sheet at March 31, 2017, has been derived from audited consolidated financial statements. The unaudited condensed consolidated financial statements as of June 30, 2017 and for the three months ended June 30, 2017 and 2016, have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements, and should be read in conjunction with the audited consolidated financial statements and related footnotes included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2017 as filed with the SEC on June 29, 2017. In the opinion of management, all material adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made in the condensed consolidated financial statements. The condensed consolidated financial statements include all material adjustments (consisting of normal recurring accruals) necessary to make the condensed consolidated financial statements not misleading as required by Regulation S-X, Rule 10-01. Operating results for the three months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending March 31, 2018.

Principles of Consolidation
Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of Apollo Medical Holdings, Inc. and all its wholly and majority owned subsidiaries as well as all variable interest entities where it is the primary beneficiary, including physician practice corporations (“PPCs”) managed by a subsidiary of the Company under long-term management service agreements (“MSAs”), under which the subsidiary provides and performs all non-medical management and administrative services. Through the MSAs, the Company generally has exclusive authority over all non-medical decision making related to the ongoing business operations of the PPCs. Therefore, the Company typically consolidates the revenue and expenses of a PPC from the date of execution of the applicable MSA. Each MSA typically has a term from 10 to 20 years and is not terminable by the respective PPC (except for a limited number of situations such as material breach by or bankruptcy of the other party). Because, as explained in Note 1, effective on January 1, 2017, the Company no longer holds an explicit or implicit variable interest in LALC and Hendel, the two PPCs are not consolidated as of such date. All intercompany balances and transactions have been eliminated.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of (1) Apollo Medical Holdings, Inc. and its wholly owned subsidiaries AMM, PCCM, and VMM, (2) the Company’s controlling interest in ApolloMed ACO, and APS, (3) physician practice corporations (“PPCs”) managed under long-term management service agreements including AMH, MMG, ACC, LALC (through December 31, 2016), Hendel (through December 31, 2016), AKM, SCHC and BAHA. Some states have laws that prohibit business entities, such as ApolloMed, from practicing medicine, employing physicians to practice medicine, exercising control over medical decisions by physicians (collectively known as the corporate practice of medicine), or engaging in certain arrangements with physicians, such as fee-splitting. In California, the Company operates by maintaining long-term management service agreements with the PPCs, which are each owned and operated by physicians, and which employ or contract with additional physicians to provide hospitalist services. Under the management agreements, the Company provides and performs all non-medical management and administrative services, including financial management, information systems, marketing, risk management and administrative support. Each management agreement typically has a term from 10 to 20 years unless terminated by either party for cause. The management agreements are not terminable by the PPCs, except in the case of material breach or bankruptcy of the respective PPM.

Through the management agreements and the Company’s relationship with the stockholders of the PPCs, the Company has exclusive authority over all non-medical decision making related to the ongoing business operations of the PPCs. Consequently, the Company consolidates the revenue and expenses of each PPC from the date of execution of the applicable management agreement.

Effective January 1, 2017, as a result of an amendment to their respective MSA’s, LALC and Hendel are no longer controlled by the Company and are therefore not consolidated by the Company as of such date. All intercompany balances and transactions have been eliminated in consolidation.

Business Combinations
Business Combinations

The Company uses the acquisition method of accounting for all business combinations, which requires assets and liabilities of the acquiree to be recorded at fair value to measure the fair value of the consideration transferred, including contingent consideration, to be determined on the acquisition date, and to account for acquisition related costs separately from the business combination.

Business Combinations

The Company uses the acquisition method of accounting for all business combinations, which requires assets and liabilities of the acquiree to be recorded at fair value to measure the fair value of the consideration transferred, including contingent consideration, to be determined on the acquisition date, and to account for acquisition related costs separately from the business combination.

Reportable Segments
Reportable Segments

The Company operates as one reportable segment, the healthcare delivery segment. While the Company has determined it has six reporting units, such reporting units do not meet the quantitative threshold under U.S. GAAP to be considered a reportable segment. As such, these reporting units and all related activities are aggregated into a single reportable segment in the Company’s consolidated financial statements.

Reportable Segments

The Company operates as one reportable segment, the healthcare delivery segment, and implements and operates innovative health care models to create a patient-centered, physician-centric experience. The Company reports its consolidated financial statements in the aggregate, including all activities in one reportable segment. The Company has determined it has six reporting units, which are comprised of (1) Hospitalist and AMM, (2) IPA, (3) Clinics, (4) Care Connect, (5) ACO, and (6) Palliative Services. While the chief operating decision maker uses financial information related to these reporting units to analyze business performance and allocate resources, the reporting units, as noted above, do not meet the quantitative threshold under U.S. GAAP to be considered a reportable segment. As such, these reporting units are aggregated into a single reportable segment in the consolidated financial statements.

Revenue Recognition
Revenue Recognition

Revenue consists of contracted, fee-for-service, capitation, MSSP ACO, hospitalist agreements, and NGACO revenue. Revenue is recorded in the period in which services are rendered. Revenue is principally derived from the provision of healthcare staffing services to patients within healthcare facilities and ACO management. The form of billing and related risk of collection for such services may vary by customer. The following is a summary of the principal forms of the Company’s billing arrangements and how net revenue is recognized for each.

Contracted revenue

Contracted revenue represents revenue generated under contracts for which the Company provides physician and other healthcare staffing and administrative services in return for a contractually negotiated fee. Contract revenue consists primarily of billings based on hours of healthcare staffing provided at agreed-to hourly rates. Revenue in such cases is recognized as the hours are worked by the Company’s staff and contractors. Additionally, contract revenue also includes supplemental revenue from hospitals where the Company may have a fee-for-service contract arrangement or provide physician advisory services to the medical staff at a specific facility. Contract revenue for the supplemental billing in such cases is recognized based on the terms of each individual contract. Such contract terms generally either provide for a fixed monthly dollar amount or a variable amount based upon measurable monthly activity, such as hours staffed, patient visits or collections per visit compared to a minimum activity threshold. Such supplemental revenues based on variable arrangements are usually contractually fixed on a monthly, quarterly or annual calculation basis considering the variable factors negotiated in each such arrangement. Such supplemental revenues are recognized as revenue in the period when such amounts are determined to be fixed and therefore contractually obligated as payable by the customer under the terms of the respective agreement. Additionally, the Company derives a portion of the Company’s revenue as a contractual bonus from collections received by the Company’s partners and such revenue is contingent upon the collection of third-party billings. These revenues are not considered earned and therefore not recognized as revenue until actual cash collections are achieved in accordance with the contractual arrangements for such services.

Fee-for-service revenue

Fee-for-service revenue represents revenue earned under contracts in which the Company bills and collects the professional component of charges for medical services rendered by the Company’s contracted physicians. Under the fee-for-service arrangements, the Company bills patients for services provided and receives payment from patients or their third-party payors. Fee-for-service revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the consolidated financial statements. Fee-for-service revenue is recognized in the period in which the services are rendered to specific patients and reduced immediately for the estimated impact of contractual allowances in the case of those patients having third-party payor coverage. The recognition of net revenue (gross charges less contractual allowances) from such visits is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Revenue is recorded based on the information known at the time of entering of such information into the Company’s billing systems as well as an estimate of the revenue associated with medical services.

Capitation revenue

Capitation revenue (net of capitation withheld to fund risk share deficits) is recognized in the month in which the Company is obligated to provide services. Minor ongoing adjustments to prior months’ capitation, primarily arising from contracted HMOs finalizing monthly patient eligibility data for additions or subtractions of enrollees, are recognized in the month they are communicated to the Company. Managed care revenues of the Company consist primarily of capitated fees for medical services provided by the Company under a provider service agreement (“PSA”) or capitated arrangements directly made with various managed care providers including HMOs and management service organizations. Capitation revenue under the PSA and HMO contracts is prepaid monthly to the Company based on the number of enrollees electing the Company as their healthcare provider. Additionally, Medicare pays capitation using a “Risk Adjustment model,” which compensates managed care organizations and providers based on the health status (acuity) of each individual enrollee. Health plans and providers with higher acuity enrollees will receive more and those with lower acuity enrollees will receive less. Under Risk Adjustment, capitation is determined based on health severity, measured using patient encounter data. Capitation is paid on an interim basis based on data submitted for the enrollee for the preceding year and is adjusted in subsequent periods after the final data is compiled. Positive or negative capitation adjustments are made for Medicare enrollees with conditions requiring more or less healthcare services than assumed in the interim payments. Since the Company cannot reliably predict these adjustments, periodic changes in capitation amounts earned as a result of Risk Adjustment are recognized when those changes are communicated by the health plans to the Company. Additionally, Medicare pays capitation using a “Risk Adjustment Model,” which compensates managed care organizations and providers based on the health status (acuity) of each individual enrollee. Health plans and providers with higher acuity enrollees will receive more and those with lower acuity enrollees will receive less. Under Risk Adjustment, capitation is determined based on health severity, measured using patient encounter data. Capitation is paid on an interim basis based on data submitted for the enrollee for the preceding year and is adjusted in subsequent periods after the final data is compiled. Positive or negative capitation adjustments are made for Medicare enrollees with conditions requiring a different level of healthcare services than assumed in making the interim payments. In prior years, periodic changes in capitation amounts earned as a result of Risk Adjustment were recognized when those changes were communicated by the health plans to the Company. Starting in fiscal year 2017, the Company started to record the estimated amount that it expects to be received from Medicare for Risk Adjustment based on its current data, instead of the initially received capitation, as part of revenue. The Company does not believe that this change resulted in a material change in the amount of revenue recognized.

HMO contracts also include provisions to share in the risk for enrollee hospitalization, whereby the Company can earn additional incentive revenue or incur penalties based upon the utilization of hospital services. Typically, any shared risk deficits are not payable until and unless the Company generates future risk sharing surpluses, or if the HMO withholds a portion of the capitation revenue to fund any risk share deficits. At the termination of the HMO contract, any accumulated risk share deficit is typically extinguished. Due to the lack of access to information necessary to estimate the related costs, shared-risk amounts receivable from the HMOs are only recorded when such amounts are known. Risk pools for the prior contract years are generally final settled in the third or fourth quarter of the following fiscal year.

In addition to risk-sharing revenues, the Company also receives incentives under “pay-for-performance” programs for quality medical care, based on various criteria. These incentives are generally recorded in the third and fourth quarters of the fiscal year and recorded when such amounts are known.

Under full risk capitation contracts, an affiliated hospital enters into agreements with several HMOs, pursuant to which, the affiliated hospital provides hospital, medical, and other healthcare services to enrollees under a fixed capitation arrangement (“Capitation Arrangement”). In addition, under a risk pool sharing agreement, the affiliated hospital and a medical group agree to establish a Hospital Control Program to serve the enrollees, pursuant to which, the medical group is allocated a percentage of the profit or loss, after deductions for costs to the affiliated hospital. The Company typically participates in full risk programs under the terms of a PSA, with health plans whereby the Company is wholly liable for the deficits allocated to the medical group under the arrangement. The related liability is included in medical liabilities in the accompanying consolidated balance sheets at June 30, 2017 and March 31, 2017. See “Medical Liabilities” below.

Medicare Shared Savings Program Revenue

The Company, through its subsidiary ApolloMed ACO, participates in the MSSP, which is sponsored by CMS. The goal of the MSSP is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers. The MSSP allows ACO participants to share in cost savings it generates in connection with rendering medical services to Medicare patients. Payments to ACO participants, if any, will be calculated annually by CMS on cost savings generated by the ACO participant relative to the ACO participants’ cost savings benchmark. The MSSP is a program managed by CMS that has an evolving payment methodology. Revenues earned by ApolloMed ACO are uncertain, and, if such amounts are payable by the CMS, they will be paid on an annual basis significantly after the time earned (which may take several years), and will be contingent on various factors, including achievement of the minimum savings rate as determined by MSSP for the relevant period. Such payments are earned and made on an “all or nothing” basis. The Company considers revenue, if any, under the MSSP, as contingent upon the realization of program savings as determined by CMS, and are not considered earned and therefore are not recognized as revenue until notice from CMS that cash payments are to be imminently received.

Hospitalist Agreements

During fiscal 2017, the Company entered into several hospitalist agreements with hospitals, whereby the Company earns a stipend fee plus a fee based on an agreed percentage of fee-for-service collections. The fee is recorded at an amount net of the portion owed to the hospitals (the Company collects all fees on behalf of the hospitals). The fee revenue is further reduced by a portion subject to quality metrics which is only recorded as revenue upon the Company meeting these metrics. The Company considered the indicators of gross revenue and net revenue reporting under ASC 605-45-45, “Revenue Recognition: Principal Agent Considerations” and determined that revenue from this arrangement is recorded at net.

Next Generation Accountable Care Organization Revenue

Under the NGACO Model, CMS grants APAACO, which is jointly owned by the Company and NMM, a pool of patients to manage (direct care and pay providers) based on a budget established with CMS. APAACO is responsible to manage medical costs for these patients. The patients will receive services from physicians and other medical service providers that are both in-network and out-of-network. The Company receives capitation from CMS on a monthly basis to pay claims from in-network providers. The Company records such capitation received from CMS as revenue as the Company is primarily responsible and liable for managing the patient care and to satisfy provider obligations, is assuming the credit risk for the services provided by in-network providers through its arrangement with CMS, and has control of the funds, the services provided and the process by which the providers are ultimately paid. Claims from out-of-network providers are generally processed or paid by CMS and the Company’s profits or losses in managing the services provided by out-of-network providers are generally determined on an annual basis after reconciliation with CMS. Pursuant to the Company’s risk share agreement with CMS, the Company will be eligible to receive the surplus or be liable for the deficit according to the budget established by CMS based on the Company’s efficiency or lack thereof, respectively, in managing how the patients assigned to APAACO by CMS are served by in-network and out-of-network providers. The Company’s profits or losses on providing such services are both capped by CMS. The Company will recognize such surplus or deficit upon substantial completion of reconciliation and determination of the amounts. In accordance with ASC 605-45-45, “Revenue Recognition: Principal Agent Considerations” the Company records such revenues on the gross basis.

The Company also has arrangements for billing and payment services with the medical providers within the NGACO network. The Company retains certain defined percentages of the payments made to the providers in exchange for using the Company’s billing and payment services. The revenue for this service is earned as payments are made to medical providers.

Revenue Recognition

Revenue consists of contracted, fee-for-service (“FFS”) and capitation revenue. Revenue is recorded in the period in which services are rendered. Revenue is principally derived from the provision of healthcare staffing services to patients within healthcare facilities. The form of billing and related risk of collection for such services may vary by customer. The following is a summary of the principal forms of the Company’s billing arrangements and how net revenue is recognized for each.

Contracted revenue

Contracted revenue represents revenue generated under contracts for which the Company provides physician and other healthcare staffing and administrative services in return for a contractually negotiated fee. Contract revenue consists primarily of billings based on hours of healthcare staffing provided at agreed-to hourly rates. Revenue in such cases is recognized as the hours are worked by the Company’s staff and contractors. Additionally, contract revenue also includes supplemental revenue from hospitals where the Company may have a FFS contract arrangement or provide physician advisory services to the medical staff at a specific facility. Contract revenue for the supplemental billing in such cases is recognized based on the terms of each individual contract. Such contract terms generally either provides for a fixed monthly dollar amount or a variable amount based upon measurable monthly activity, such as hours staffed, patient visits or collections per visit compared to a minimum activity threshold. Such supplemental revenues based on variable arrangements are usually contractually fixed on a monthly, quarterly or annual calculation basis considering the variable factors negotiated in each such arrangement. Such supplemental revenues are recognized as revenue in the period when such amounts are determined to be fixed and therefore contractually obligated as payable by the customer under the terms of the respective agreement. Additionally, the Company derives a portion of the Company’s revenue as a contractual bonus from collections received by the Company’s partners and such revenue is contingent upon the collection of third-party billings. These revenues are not considered earned and therefore not recognized as revenue until actual cash collections are achieved in accordance with the contractual arrangements for such services.

Fee-for-service revenue

FFS revenue represents revenue earned under contracts in which the Company bills and collects the professional component of charges for medical services rendered by the Company’s contracted physicians. Under the FFS arrangements, the Company bills patients for services provided and receive payment from patients or their third-party payors. FFS revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the financial statements. FFS revenue is recognized in the period in which the services are rendered to specific patients and reduced immediately for the estimated impact of contractual allowances in the case of those patients having third-party payor coverage. The recognition of net revenue (gross charges less contractual allowances) from such visits is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Revenue is recorded based on the information known at the time of entering of such information into the Company’s billing systems as well as an estimate of the revenue associated with medical services.

Capitation revenue

Capitation revenue (net of capitation withheld to fund risk share deficits) is recognized in the month in which the Company is obligated to provide services. Minor ongoing adjustments to prior months’ capitation, primarily arising from contracted health maintenance organizations (each, an “HMO”) finalizing of monthly patient eligibility data for additions or subtractions of enrollees, are recognized in the month they are communicated to the Company. Managed care revenues of the Company consist primarily of capitated fees for medical services provided by the Company under a provider service agreement (“PSA”) or capitated arrangements directly made with various managed care providers including HMO’s and management service organizations (“MSOs”). Capitation revenue under the PSA and HMO contracts is prepaid monthly to the Company based on the number of enrollees electing the Company as their healthcare provider. Additionally, Medicare pays capitation using a “Risk Adjustment model,” which compensates managed care organizations and providers based on the health status (acuity) of each individual enrollee. Health plans and providers with higher acuity enrollees will receive more and those with lower acuity enrollees will receive less. Under Risk Adjustment, capitation is determined based on health severity, measured using patient encounter data. Capitation is paid on an interim basis based on data submitted for the enrollee for the preceding year and is adjusted in subsequent periods after the final data is compiled. Positive or negative capitation adjustments are made for Medicare enrollees with conditions requiring more or less healthcare services than assumed in the interim payments. Since the Company cannot reliably predict these adjustments, periodic changes in capitation amounts earned as a result of Risk Adjustment are recognized when those changes are communicated by the health plans to the Company.

HMO contracts also include provisions to share in the risk for enrollee hospitalization, whereby the Company can earn additional incentive revenue or incur penalties based upon the utilization of hospital services. Typically, any shared risk deficits are not payable until and unless the Company generates future risk sharing surpluses, or if the HMO withholds a portion of the capitation revenue to fund any risk share deficits. At the termination of the HMO contract, any accumulated risk share deficit is typically extinguished. Due to the lack of access to information necessary to estimate the related costs, shared-risk amounts receivable from the HMOs are only recorded when such amounts are known. Risk pools for the prior contract years are generally final settled in the third or fourth quarter of the following fiscal year.

In addition to risk-sharing revenues, the Company also receives incentives under “pay-for-performance” programs for quality medical care, based on various criteria. These incentives are generally recorded in the third and fourth quarters of the fiscal year and recorded when such amounts are known.

Under full risk capitation contracts, an affiliated hospital enters into agreements with several HMOs, pursuant to which, the affiliated hospital provides hospital, medical, and other healthcare services to enrollees under a fixed capitation arrangement (“Capitation Arrangement”). Under the risk pool sharing agreement, the affiliated hospital and medical group agree to establish a Hospital Control Program to serve the enrollees, pursuant to which, the medical group is allocated a percentage of the profit or loss, after deductions for costs to affiliated hospitals. The Company participates in full risk programs under the terms of the PSA, with health plans whereby the Company is wholly liable for the deficits allocated to the medical group under the arrangement. The related liability is included in medical liabilities in the accompanying consolidated balance sheets at March 31, 2017 and March 31, 2016 (see "Medical Liabilities" in this Note 2, below).

Medicare Shared Savings Program Revenue

The Company, through its subsidiary ApolloMed ACO, participates in the MSSP, which is sponsored by CMS. The goal of the MSSP is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers. The MSSP allows ACO participants to share in cost savings it generates in connection with rendering medical services to Medicare patients. Payments to ACO participants, if any, will be calculated annually by CMS on cost savings generated by the ACO participant relative to the ACO participants’ cost savings benchmark. The MSSP is a relatively new program managed by CMS that has an evolving payment methodology. Revenues earned by ApolloMed ACO are uncertain, and, if such amounts are payable by the CMS, they will be paid on an annual basis significantly after the time earned, and will be contingent on various factors, including achievement of the minimum savings rate as determined by MSSP for the relevant period. Such payments are earned and made on an “all or nothing” basis. The Company considers revenue, if any, under the MSSP, as contingent upon the realization of program savings as determined by CMS, and are not considered earned and therefore are not recognized as revenue until notice from CMS that cash payments are to be imminently received.

Hospitalist Agreements

During the year, the Company entered into several new hospitalist agreements with hospitals, whereby the Company earns a stipend fee plus a fee based on an agreed percentage of fee-for-service collections. The fee is recorded at an amount net of the portion owed to the hospitals (the Company collects all fees on behalf of the hospitals). The fee revenue is further reduced by a portion subject to quality metrics which is only recorded as revenue upon the Company meeting these metrics. The Company considered the indicators of gross revenue and net revenue reporting under ASC 605-45-45, “Revenue Recognition: Principal Agent Considerations” and determined that revenue from this arrangement is recorded at net.

NGACO Model Revenue

No revenues were generated from the NGACO Model in fiscal 2017 and management is in the process of evaluating the appropriate revenue recognition.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consists of highly liquid investments with an initial maturity of three months or less at date of purchase to be cash equivalents.

Cash and Cash Equivalents Cash and cash equivalents consists of highly liquid investments with an initial maturity of three months or less at date of purchase to be cash equivalents.

Restricted Cash	Restricted Cash Restricted cash primarily consists of cash held as collateral to secure standby letters of credits as required by certain contracts.

Restricted Cash

Restricted cash primarily consists of cash held as collateral to secure standby letters of credits as required by certain contracts. The certificates have an interest rate ranging from 0.05% to 0.10%.

Impairment of Long-Lived Assets
Long-Lived Assets

The Company reviews its long-lived assets including definite lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company evaluates assets for potential impairment by comparing estimated future undiscounted net cash flows to the carrying amount of the assets. If the carrying amount of the assets exceeds the estimated future undiscounted cash flows, impairment is measured based on the difference between the carrying amount of the assets and fair value.

Goodwill and Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets

Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350, Intangibles – Goodwill and Other (“ASC 350”), goodwill and indefinite-lived intangible assets are reviewed at least annually for impairment. Acquired intangible assets with definite lives are amortized over their individual useful lives.

At least annually, at the Company’s fiscal year end, management assesses whether there has been any impairment in the value of goodwill by first comparing the fair value to the net carrying value of the reporting unit. If the carrying value exceeds its estimated fair value, a second step is performed to compute the amount of the impairment. The Company has determined it has six reporting units, which are comprised of (1) Hospitalist and AMM, (2) IPA, (3) Clinics, (4) Care Connect, (5) ACO, and (6) Palliative Services.

An impairment loss is recognized if the implied fair value of the asset being tested is less than its carrying value. In this event, the asset is written down accordingly. The fair values of goodwill are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances.

At least annually, indefinite-lived intangible assets are tested for impairment. Impairment for intangible assets with indefinite lives exists if the carrying value of the intangible asset exceeds its fair value. The fair values of indefinite-lived intangible assets are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of amounts due from third-party payors, including government sponsored Medicare and Medicaid programs, insurance companies, and amounts due from hospitals and patients. Accounts receivable are recorded and stated at the amount expected to be collected.

The Company maintains reserves for potential credit losses on accounts receivable. The Company reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. The Company also regularly analyzes the ultimate collectability of accounts receivable after certain stages of the collection cycle using a look-back analysis to determine the amount of receivables subsequently collected and adjustments are recorded when necessary. Reserves are recorded primarily on a specific identification basis.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of amounts due from third-party payors, including government sponsored Medicare and Medicaid programs, insurance companies, and amounts due from hospitals and patients. Accounts receivable are recorded and stated at the amount expected to be collected.

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. The Company also regularly analyses the ultimate collectability of accounts receivable after certain stages of the collection cycle using a look-back analysis to determine the amount of receivables subsequently collected and adjustments are recorded when necessary. Reserves are recorded primarily on a specific identification basis.

Concentrations
Concentrations

The Company had the following major payors that contributed the following percentage of net revenue:

	Three Months Ended June 30, 2017	Three Months Ended June 30, 2016
Governmental – Medicare/Medi-Cal	72.1%	23.6%
LA Care	*	14.5%
Allied Physicians	*	14.1%

* Represents less than 10%

Receivables from major payors amounted to the following percentage of total accounts receivable:

	June 30, 2017	March 31, 2017
Governmental – Medicare/Medi-Cal	28.5%	20.5%
Allied Physicians	13.8%	12.8%

The increase in government revenue is due to APAACO’s new NGACO contract with CMS of approximately $27.9 million that went into effect in the first quarter of fiscal year 2018.

The Company maintains its cash and cash equivalents and restricted cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts; however, amounts in excess of the federally insured limit may be at risk if the bank experiences financial difficulties. Approximately $31.7 million was in excess of the Federal Deposit Insurance Corporation limits of $250,000 per depositor as of June 30, 2017.

The Company’s business and operations are concentrated in one state, California. Any material changes by California with respect to strategy, taxation and economics of healthcare delivery, reimbursements, financial requirements or other aspects of regulation of the healthcare industry could have an adverse effect on the Company’s operations and cost of doing business.

Concentrations

The Company had major payors that contributed the following percentage of net revenue:

	For The Years Ended March 31,
	2017	2016

Governmental - Medicare/Medi-Cal	18.8%	29.8%
L.A. Care	13.1%	15.7%
Allied Physicians	8.5%	0.0%
Health Net	6.8%	9.9%

Receivables from these payors amounted to the following percentage of accounts receivable before the allowance for doubtful accounts:

	As of March 31,
	2017	2016

Governmental - Medicare/Medi-Cal	20.5%	39.3%
Allied Physicians	12.8%	15.8%

The Company maintains its cash and cash equivalents and restricted cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts; however, amounts in excess of the federally insured limit may be at risk if the bank experiences financial difficulties. As of March 31, 2017, approximately $8.5 million was in excess of the Federal Deposit Insurance Corporation limits of $250,000 per depositor.

The Company’s business and operations are concentrated in one state, California. Any material changes by California with respect to strategy, taxation and economics of healthcare delivery, reimbursements, financial requirements or other aspects of regulation of the healthcare industry could have an adverse effect on the Company’s operations and cost of doing business.

Property and Equipment
Property and Equipment

Property and equipment is recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets. Cost and related accumulated depreciation on assets retired or disposed of are removed from the accounts and any resulting gains or losses are credited or charged to income. Computers and software are depreciated over 3 years. Furniture and fixtures are depreciated over 8 years. Machinery and equipment are depreciated over 5 years. Leasehold improvements are amortized on a straight-line basis over the shorter of the terms of the respective leases or the expected useful lives of the improvements ranging from 5 to 10 years.

Property and equipment consisted of the following:

	As of March 31,
	2017	2016

Website	$4,568	$4,568
Computers	287,570	166,043
Software	70,971	215,439
Machinery and equipment	141,977	351,090
Furniture and fixtures	183,130	114,127
Leasehold improvements	1,075,760	1,094,665
	1,763,976	1,945,932

Less accumulated depreciation and amortization	(558,837)	(697,959)

	$1,205,139	$1,247,973

Depreciation and amortization expense was $265,110 and $165,620 for the years ended March 31, 2017 and 2016, respectively.

Medical Liabilities
Medical Liabilities

The Company is responsible for integrated care that the associated physicians and contracted hospitals provide to its enrollees under risk-pool arrangements. The Company provides integrated care to health plan enrollees through a network of contracted providers under sub-capitation and direct patient service arrangements, company-operated clinics and staff physicians. Medical costs for professional and institutional services rendered by contracted providers are recorded as cost of services in the accompanying consolidated statements of operations. Costs for operating medical clinics, including the salaries of medical personnel, are also recorded in cost of services, while non-medical personnel and support costs are included in general and administrative expense.

An estimate of amounts due to contracted physicians, hospitals, and other professional providers is included in medical liabilities in the accompanying consolidated balance sheets. Medical liabilities include claims reported as of the balance sheet date and estimates of incurred but not reported claims (“IBNR”). Such estimates are developed using actuarial methods and are based on many variables, including the utilization of health care services, historical payment patterns, cost trends, product mix, seasonality, changes in membership, and other factors. As APAACO’s NGACO program is new and no sufficient claims history is available, the medical liabilities for the NGACO program are estimated and booked at 100% of the revenue less actual claims processed for or paid to in-network providers (after taking into account the average discount negotiated with the in-network providers). The Company plans to use the traditional lag models as the claims history matures. The estimation methods and the resulting reserves are periodically reviewed and updated. Many of the medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations may not come to light until a substantial period of time has passed following the contract implementation. The Company has a $20,000 per member professional stop-loss and $200,000 per member stop-loss for Medi-Cal patients in institutional risk pools. Any adjustments to reserves are reflected in current operations.

The Company’s medical liabilities were as follows:

	Three Months Ended June 30, 2017	Year Ended March 31, 2017
Balance, beginning of period	$1,768,231	$2,670,709
Incurred health care costs:
Current year	30,109,821	10,365,502
Claims paid:
Current year	(11,017,283)	(8,524,215)
Prior years	(1,575,049)	(1,881,869)
Total claims paid	(12,592,332)	(10,406,084)
Risk pool settlement	-	814,733
Accrual for net surplus (deficit) from full risk capitation contracts	432,415	(1,676,629)

Balance, end of period	$19,718,135	$1,768,231

Medical Liabilities

The Company is responsible for integrated care that the associated physicians and contracted hospitals provide to its enrollees under risk-pool arrangements. The Company provides integrated care to health plan enrollees through a network of contracted providers under sub-capitation and direct patient service arrangements, company-operated clinics and staff physicians. Medical costs for professional and institutional services rendered by contracted providers are recorded as cost of services in the accompanying consolidated statements of operations. Costs for operating medical clinics, including the salaries of medical personnel, are also recorded in cost of services, while non-medical personnel and support costs are included in general and administrative expense.

An estimate of amounts due to contracted physicians, hospitals, and other professional providers is included in medical liabilities in the accompanying consolidated balance sheets. Medical liabilities include claims reported as of the balance sheet date and estimates of incurred but not reported claims (“IBNR”). Such estimates are developed using actuarial methods and are based on many variables, including the utilization of health care services, historical payment patterns, cost trends, product mix, seasonality, changes in membership, and other factors. The estimation methods and the resulting reserves are periodically reviewed and updated. Many of the medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations may not come to light until a substantial period of time has passed following the contract implementation. The Company has a $20,000 per member professional stop-loss and $200,000 per member stop-loss for Medi-Cal patients in institutional risk pools. Any adjustments to reserves are reflected in current operations.

The Company’s medical liabilities were as follows:

	For The Years Ended March 31,
	2017	2016
Balance, beginning of year	$2,670,709	$1,260,549
Incurred health care costs:
Current year	10,365,502	7,844,329
Claims paid:
Current year	(8,524,215)	(6,019,186)
Prior years	(1,881,869)	(1,159,909)
Total claims paid	(10,406,084)	(7,179,095)
Risk pool settlement	814,733	-
Adjustment related to full risk capitation contracts	(1,676,629)	803,981
Adjustments	-	(59,055)

Balance, end of year	$1,768,231	$2,670,709

Deferred Financing Costs
Deferred Financing Costs

The Company’s costs relating to debt issuance have been deferred and are amortized over the lives of the respective loans, using the effective interest method and is recorded as interest expense in the condensed consolidated statements of operations.

During the three months ended June 30, 2017 and 2016, the Company’s amortization of debt issuance costs amounted to $53,667 and $37,926, respectively.

Deferred Financing Costs

Costs relating to debt issuance have been deferred and are amortized over the lives of the respective loans, using the effective interest method.

During the year ended March 31, 2016, the Company wrote-off deferred financing costs of approximately $175,000 related to the conversion of NNA of Nevada, Inc. (“NNA”) indebtedness as part of the loss on debt extinguishment expense (see Note 7).

Income Taxes
Income Taxes

Federal and state income taxes are computed at currently enacted tax rates less tax credits using the asset and liability method. Deferred taxes are adjusted both for items that do not have tax consequences and for the cumulative effect of any changes in tax rates from those previously used to determine deferred tax assets or liabilities. Tax provisions include amounts that are currently payable, changes in deferred tax assets and liabilities that arise because of temporary differences between the timing of when items of income and expense are recognized for financial reporting and income tax purposes, changes in the recognition of tax positions and any changes in the valuation allowance caused by a change in judgment about the realizability of the related deferred tax assets. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized.

The Company uses a recognition threshold of more-likely-than-not and a measurement attribute on all tax positions taken or expected to be taken in a tax return in order to be recognized in the financial statements. Once the recognition threshold is met, the tax position is then measured to determine the actual amount of benefit to recognize in the financial statements.

Stock-Based Compensation
Stock-Based Compensation

The Company maintains a stock-based compensation program for employees, non-employees, directors and consultants, which is more fully described in Note 6. The value of stock-based awards so measured is recognized as compensation expense on a cumulative straight-line basis over the vesting terms of the awards, adjusted for forfeitures as they occur. The Company sells certain of its restricted common stock to its employees, directors and consultants with a right (but not obligation) of repurchase feature that lapses based on performance of services in the future.

The Company accounts for share-based awards granted to persons other than employees and directors under ASC 505-50, Equity-Based Payments to Non-Employees. As such, the fair value of such shares is periodically re-measured using an appropriate valuation model and income or expense is recognized over the vesting period.

Stock-Based Compensation

The Company maintains a stock-based compensation program for employees, non-employees, directors and consultants, which is more fully described in Note 9. The value of stock-based awards so measured is recognized as compensation expense on a cumulative straight-line basis over the vesting terms of the awards, adjusted for expected forfeitures. The Company sells certain of its restricted common stock to its employees, directors and consultants with a right (but not obligation) of repurchase feature that lapses based on performance of services in the future.

The Company accounts for share-based awards granted to persons other than employees and directors under ASC 505-50 Equity-Based Payments to Non-Employees. As such the fair value of such shares is periodically re-measured using an appropriate valuation model and income or expense is recognized over the vesting period.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company’s accounting for Fair Value Measurement and Disclosures defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying amount reported in the accompanying condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximates fair value because of the short-term maturity of those instruments. The carrying amount for borrowings under the lines of credit approximate fair value which is determined by using interest rates that are available for similar debt obligations with similar terms at the balance sheet date.

Warrant liability

In October 2015, the Company issued a stock purchase warrant (the “Series A Warrant”) to NMM in connection with its purchase of the Company’s Series A convertible preferred stock (the “Series A Preferred Stock”) (see Note 6), which initially required liability classification. The fair value of the warrant liability of approximately $2.8 million at March 31, 2016, was estimated using the Monte Carlo valuation model, using the following inputs: term of 4.5 years, risk free rate of 1.13%, no dividends, volatility of 65.7%, share price of $5.93 per share based on the trading price of the Company’s common stock adjusted for marketability discount, and a 0% probability of redemption of the warrant shares issued along with the shares of the Series A Preferred Stock issued to NMM in October 2015. The fair value of the warrant liability of approximately $2 million at June 30, 2016, was estimated using the Monte Carlo valuation model which used the following inputs: term of 4.3 years, risk free rate of 0.90%, no dividends, volatility of 64.4%, share price of $5 per share based on the trading price of the Company’s common stock adjusted for a marketability discount. As of June 30, 2017 and March 31, 2017, the Company’s outstanding warrants did not require liability classification.

There was no financial instrument measured at fair value on a recurring basis as of June 30, 2017 and March 31, 2017.

There was no Level 3 input measured on a recurring basis in the three months ended June 30, 2017. The following summarizes activity of Level 3 inputs measured on a recurring basis in the three months ended June 30, 2016:

Warrant Liability

Balance at March 31, 2016	$2,811,111
Gain on change in fair value of warrant liability	(822,222)

Balance at June 30, 2016	$1,988,889

The gain on change in fair value of the warrant liability of $822,222 for the three months ended June 30, 2016 is included in the accompanying condensed consolidated statement of operations. As there was no warrant liability at either March 31, 2017 or June 30, 2017, there is no change in the fair value of warrant liability for the three months ended June 30, 2017.

Fair Value of Financial Instruments

The Company’s accounting for Fair Value Measurement and Disclosures defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying amount reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximates fair value because of the short-term maturity of those instruments. The carrying amount for borrowings under the notes payable and the convertible note payable approximates fair value which is determined by using interest rates that are available for similar debt obligations with similar terms at the balance sheet date.

Warrant liability

In October 2015, the Company issued a warrant in connection with the 2015 NMM financing that initially required liability classification (see Note 9). The fair value of the warrant liability of approximately $1.2 million at December 21, 2016, the date on which the Series A Warrant was reclassified from liability to equity, see Note 9, was estimated using the Monte Carlo valuation model which used the following inputs: term of 3.81 years, risk free rate of 1.74%, no dividends, volatility of 62.6%, share price of $9.00 per share based on the trading price of the Company’s common stock adjusted for a marketability discount. The fair value of the warrant liability of approximately $2.8 million at March 31, 2016 was estimated using the Monte Carlo valuation model, using the following inputs: term of 4.5 years, risk free rate of 1.13%, no dividends, volatility of 65.7%, share price of $5.93 per share based on the trading price of the Company’s common stock adjusted for marketability discount, and a 0% probability of redemption of the warrant shares issued along with the shares of the Company’s convertible preferred stock issued in the NMM financing. The fair value of the warrant liability of approximately $2.9 million in October 2015 was estimated at issuance using the Monte Carlo valuation model, using the following inputs: term of 5 years; risk free rate of 1.3%, no dividends, volatility of 63.3%, share price of $6.00 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 0% probability of redemption of the warrant shares issued along with the shares of the Company’s convertible preferred stock issued in the NMM financing.

Conversion feature liability

The 8% NNA Convertible Note was converted into common shares in October 2015 and the related liability was marked to fair value with changes in fair value recorded in the consolidated statement of operations and reclassified to additional paid-in capital on such date. The fair value of the conversion feature liability on the date of conversion was estimated using the Monte Carlo simulation valuation model, using the following input terms: term of 3.45 years; risk free rate of 0.95%, no dividends, volatility of 50.7%, share price of $6.00 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 50% probability of future financing event related to the anti-dilution provision of the convertible feature.

There were no financial instruments measured at fair value on a recurring basis as of March 31, 2017. The carrying amounts and fair values of the Company's financial instruments measured at fair value on a recurring basis are presented below as of March 31, 2016:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Liabilities:
Warrant liability	$-	$-	$2,811,111	$2,811,111

The following summarizes the activity of Level 3 inputs measured on a recurring basis for the years ended March 31, 2017 and 2016:

		Conversion
	Warrant	Feature
	Liability	Liability	Total
Balance at April 1, 2015	$2,144,496	$442,358	$2,586,854
Warrant adjustments	(999,724)	-	(999,724)
Conversion of warrants and convertible note to common stock – NNA	(1,624,029)	(482,904)	(2,106,933)
Fair value of warrant issued – NMM	2,922,222	-	2,922,222
Change in fair value of warrant and conversion feature liability	368,146	40,546	408,692

Balance at March 31, 2016	2,811,111	-	2,811,111

Fair value of warrant reclassified to equity	(1,177,778)	-	(1,177,778)
Change in fair value of warrant liability	(1,633,333)	-	(1,633,333)
Balance at March 31, 2017	$-	$-	$-

The gain on change in fair value of the warrant liability of $1,633,333 for the year ended March 31, 2017 and loss on change in fair value of the warrant liability and conversion feature liability of $408,692 for the year ended March 31, 2016, are included in the accompanying consolidated statements of operations. The change in fair value during the year ended March 31, 2016 relates to a warrant liability and embedded conversion feature resulting from a 2014 financing transaction with NNA which was settled in October 2015. Upon settlement, the Company reclassified the fair value of warrants of $1,177,778 from warrant liability to additional paid in capital – see Note 9.

Non-controlling Interests
Non-controlling Interests

The non-controlling interests recorded in the Company’s consolidated financial statements includes the equity of PPCs in which the Company has determined that it has a controlling financial interest and for which consolidation is required as a result of management contracts entered into with these entities owned by third-party physicians. The nature of these contracts provide the Company with a monthly management fee to provide the services described above, and as such, the adjustments to non-controlling interests in any period subsequent to initial consolidation would relate to either capital contributions or distributions by the non-controlling parties as well as income or losses attributable to certain non-controlling interests. Non-controlling interests also represent third-party minority equity ownership interests which are majority owned by the Company.

Noncontrolling Interests

The noncontrolling interests recorded in the Company’s consolidated financial statements includes the equity of those PPC’s in which the Company has determined that it has a controlling financial interest and for which consolidation is required as a result of management contracts entered into with these entities owned by third-party physicians. The nature of these contracts provide the Company with a monthly management fee to provide the services described above, and as such, the adjustments to noncontrolling interests in any period subsequent to initial consolidation would relate to either capital contributions or distributions by the noncontrolling parties as well as income or losses attributable to certain noncontrolling interests. Noncontrolling interests also represent third-party minority equity ownership interests which are majority owned by the Company.

During the year ended March 31, 2016, the Company entered into a settlement agreement with a shareholder of one of the Company’s majority owned subsidiaries. In connection with the settlement agreement, the former shareholder received approximately $400,000, of which approximately $252,000 was paid by the Company and the remaining amount of approximately $148,000 was paid by another shareholder of APS, in exchange for the shareholder’s interest in such subsidiary, resulting in an increase in the Company’s ownership interest in APS from 51% to 56%. The net effect of this settlement was a decrease in additional paid-in capital of approximately $338,000, an adjustment to increase noncontrolling interest by approximately $32,000 and an increase in noncontrolling interest resulting from a reclassification from noncontrolling interest to other receivables of approximately $415,000.

See “Principles of Consolidation” above regarding deconsolidation of LALC and Hendel and related adjustments to noncontrolling interest.

See Note 3 related to the reclassification of noncontrolling interest to additional paid-in capital due to the acquisition of the variable interest entity, BAHA.

Basic and Diluted Earnings (Loss) per Share
Basic and Diluted Earnings per Share

Basic net income (loss) per share is calculated using the weighted average number of shares of the Company’s common stock issued and outstanding during a certain period, and is calculated by dividing net income (loss) by the weighted average number of shares of the Company’s common stock issued and outstanding during such period. Diluted net income (loss) per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, preferred stock, and the treasury stock method for options and warrants.

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	Three Months Ended June 30,
	2017	2016
Preferred stock	1,666,666	1,666,666
Options	1,099,850	533,500
Warrants	1,264,611	199,500
Convertible notes	506,547	-
	4,537,674	2,399,666

Basic and Diluted Earnings (Loss) per Share

Basic net income (loss) per share is calculated using the weighted average number of shares of the Company’s common stock issued and outstanding during a certain period, and is calculated by dividing net income (loss) by the weighted average number of shares of the Company’s common stock issued and outstanding during such period. Diluted net income (loss) per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	As of March 31,
	2017	2016

Preferred stock	1,666,666	1,666,666
Options	902,950	1,064,150
Warrants	138,500	2,091,166
Convertible notes	499,000	-

	3,207,116	4,821,982

New Accounting Pronouncements
New Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). This new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). This ASU makes several modifications to Topic 718 related to the accounting for forfeitures, employer tax withholding on share-based compensation, and the financial statement presentation of excess tax benefits or deficiencies. With respect to the accounting for forfeitures, ASU 2016-09 allows an entity to elect as an accounting policy either to continue to estimate the total number of awards for which the requisite service period will not be rendered (as currently required) or to account for forfeitures when they occur. This entity-wide accounting policy election only applies to service conditions; for performance conditions, the entity continues to assess the probability that such conditions will be achieved. An entity must also disclose its policy election for forfeitures. ASU 2016-09 also clarifies the statement of cash flows presentation for certain components of share-based awards. The standard is effective for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company adopted this guidance on April 1, 2017 and chose the option to account for forfeitures as they occur. Such adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Topic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 addresses certain aspects of recognition, measurement, presentation and disclosures of financial instruments including the requirement to measure certain equity investments at fair value with changes in fair value recognized in net income. ASU 2016-01 will become effective for the Company beginning interim period April 1, 2018. The Company is currently evaluating the guidance to determine the potential impact on its financial condition, results of operations, cash flows and financial statement disclosures.

Recently, the FASB issued the following accounting standard updates related to ASU 2014-09 (Topic 606), Revenue Contracts with Customers:

⋅
ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”) in May 2014. ASU 2014-09 requires entities to recognize revenue through the application of a five-step model, which includes identification of the contract, identification of the performance obligations, determination of the transaction price, allocation of the transaction price to the performance obligations and recognition of revenue as the entity satisfies the performance obligations.

⋅
ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”) in March 2016. ASU 2016-08 does not change the core principle of revenue recognition in Topic 606 but clarifies the implementation guidance on principal versus agent considerations.

⋅
ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”) in April 2016. ASU 2016-10 does not change the core principle of revenue recognition in Topic 606 but clarifies the implementation guidance on identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas.

⋅
ASU No. 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting (SEC Update) (“ASU 2016-11”) in May 2016. ASU 2016-11 rescinds SEC paragraphs pursuant to two SEC Staff Announcements at the March 3, 2016 EITF meeting. The SEC Staff is rescinding SEC Staff Observer comments that are codified in Topic 605 and Topic 932, effective upon adoption of Topic 606.

⋅
ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients in May 2016. ASU 2016-12 does not change the core principle of revenue recognition in Topic 606 but clarifies the implementation guidance on a few narrow areas and adds some practical expedients to the guidance.

⋅
ASU No. 2016-20, Revenue from Contracts with Customers (Topic 606): Technical Corrections and Improvements (“ASU 2016-20”) in December 2016. ASU 2016-20 does not change the core principle of revenue recognition in Topic 606 but summarizes the technical corrections and improvements to ASU 2014-09 and is effective upon adoption of Topic 606.

These ASUs will become effective for the Company beginning interim period April 1, 2018. The Company currently anticipates adopting the standard using the modified retrospective method. The Company has begun the process of implementing this standard, including performing a review of its revenue streams to identify any differences in the timing, measurement, or presentation of revenue recognition. The Company currently believes that the primary impact will be changes to the timing of recognition of revenues related to fee-for-service and enhanced financial statement disclosures. The Company will continue to assess the impact on all areas of its revenue recognition, disclosure requirements and changes that may be necessary to its internal controls over financial reporting.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). This ASU provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The issues addressed in this ASU that will affect the Company are classifying debt prepayments or debt extinguishment costs and contingent consideration payments made after a business combination. This update is effective for annual and interim periods beginning after December 15, 2017, and interim periods within that reporting period. Early adoption is permitted. The Company is currently assessing the impact the adoption of ASU 2016-15 will have on the Company’s consolidated financial statements.

In December 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230) (“ASU 2016-18”). The amendments in ASU 2016-18 require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU 2016-17 will become effective for the Company beginning interim period April 1, 2018. Early adoption is permitted, including adoption in an interim period. The Company is currently assessing the impact the adoption of ASU 2016-18 will have on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”). This ASU provides a screen to determine when an asset is not a business, which requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business, which reduces the number of transactions that need to be further evaluated. If the screen is not met, this ASU require that to be considered a business, a set much include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and also remove the evaluation of whether a market participant could replace missing elements. This update is effective for annual and interim periods beginning after December 15, 2017, including interim periods within those periods. The Company is currently assessing the impact the adoption of ASU 2017-01 will have on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). This ASU eliminates Step 2 from the goodwill impairment test if the carrying amount exceeds the fair value of a reporting unit and also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. This update is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently assessing the impact the adoption of ASU 2017-04 will have on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”). This ASU provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This update is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for public business entities for reporting periods for which financial statements have not yet been issued. The amendments in this update should be applied prospectively to an award modified on or after the adoption date, The Company is currently assessing the impact the adoption of ASU 2017-09 will have on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part 1) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception (“ASU 2017-11”). The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. The amendments in Part 1 of this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in any interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company is currently assessing the impact the adoption of ASU 2017-11 will have on the Company’s consolidated financial statements.

New Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). This new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). This ASU makes several modifications to Topic 718 related to the accounting for forfeitures, employer tax withholding on share-based compensation, and the financial statement presentation of excess tax benefits or deficiencies. ASU 2016-09 also clarifies the statement of cash flows presentation for certain components of share-based awards. The standard is effective for interim and annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company adopted this guidance on April 1, 2017 and does not expect such adoption to have a material impact on its consolidated financial statements and related disclosures for fiscal 2018.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Topic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"). ASU 2016-01 addresses certain aspects of recognition, measurement, presentation and disclosures of financial instruments including the requirement to measure certain equity investments at fair value with changes in fair value recognized in net income. ASU 2016-01 will become effective for the Company beginning interim period April 1, 2018. The Company is currently evaluating the guidance to determine the potential impact on its financial condition, results of operations, cash flows and financial statement disclosures.

The FASB issued the following accounting standard updates related to Topic 606, Revenue Contracts with Customers:

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ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”) in May 2014. ASU 2014-09 requires entities to recognize revenue through the application of a five-step model, which includes identification of the contract, identification of the performance obligations, determination of the transaction price, allocation of the transaction price to the performance obligations and recognition of revenue as the entity satisfies the performance obligations.

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ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) ("ASU 2016-08") in March 2016. ASU 2016-08 does not change the core principle of revenue recognition in Topic 606 but clarifies the implementation guidance on principal versus agent considerations.

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ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing ("ASU 2016-10") in April 2016. ASU 2016-10 does not change the core principle of revenue recognition in Topic 606 but clarifies the implementation guidance on identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas.

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ASU No. 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting (SEC Update) ("ASU 2016-11") in May 2016. ASU 2016-11 rescinds SEC paragraphs pursuant to two SEC Staff Announcements at the March 3, 2016 EITF meeting. The SEC Staff is rescinding SEC Staff Observer comments that are codified in Topic 605 and Topic 932, effective upon adoption of Topic 606.

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ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients in May 2016. ASU 2016-12 does not change the core principle of revenue recognition in Topic 606 but clarifies the implementation guidance on a few narrow areas and adds some practical expedients to the guidance.

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ASU No. 2016-20, Revenue from Contracts with Customers (Topic 606): Technical Corrections and Improvements (" ASU 2016-20") in December 2016. ASU 2016-20 does not change the core principle of revenue recognition in Topic 606 but summarizes the technical corrections and improvements to ASU 2014-09 and is effective upon adoption of Topic 606.

These ASUs will become effective for the Company beginning interim period April 1, 2018. The Company currently anticipates adopting the standard using the modified retrospective method. The Company has begun the process of implementing this standard, including performing a review of its revenue streams to identify any differences in the timing, measurement, or presentation of revenue recognition. The Company currently believes that the primary impact will be changes to the timing of recognition of revenues related to FFS and Capitation Revenue and enhanced financial statement disclosures. The Company will continue to assess the impact on all areas of its revenue recognition, disclosure requirements and changes that may be necessary to its internal controls over financial reporting.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). This ASU provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The issues addressed in this ASU that will affect the Company are classifying debt prepayments or debt extinguishment costs and contingent consideration payments made after a business combination. This update is effective for annual and interim periods beginning after December 15, 2017, and interim periods within that reporting period. Early adoption is permitted. The Company is currently assessing the impact the adoption of ASU 2016-15 will have on the Company’s consolidated financial statements.

In December 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230) ("ASU 2016-18”). The amendments in ASU 2016-18 require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU 2016-17 will become effective for the Company beginning interim period April 1, 2018. Early adoption is permitted, including adoption in an interim period. The Company is currently assessing the impact the adoption of ASU 2016-18 will have on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”). This ASU provides a screen to determine when a set is not a business, which requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business, which reduces the number of transactions that need to be further evaluated. If the screen is not met, this ASU require that to be considered a business, a set much include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and also remove the evaluation of whether a market participant could replace missing elements. This update is effective for annual and interim periods beginning after December 15, 2017, including interim periods within those periods. The Company is currently assessing the impact the adoption of ASU 2017-01 will have on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). This ASU eliminates Step 2 from the goodwill impairment test if the carrying amount exceeds the fair value of a reporting unit and also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. This update is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently assessing the impact the adoption of ASU 2017-04 will have on the Company’s consolidated financial statements.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may materially differ from these estimates under different assumptions or conditions.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may materially differ from these estimates under different assumptions or conditions.